Income Taxes - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Decrease for current tax expenses of prior periods	¥ 11,315	¥ 12,236	¥ 4,667
Decrease for deferred tax expense relating to origination and reversal of temporary differences	¥ 11,914	¥ 57,200	¥ 62,015
Takeda’s domestic (Japanese) statutory tax rate	30.60%	30.60%	30.60%
Deferred tax expense (income)			¥ (94,611)
Tax effect from change in tax rate	¥ 39,661	¥ 5,073	94,969
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax assets have not been recognised	1,184,478	948,723
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	¥ 290,208	212,322
Switzerland
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net asset basis step-up			102,499
Deferred tax expense (income)			7,888
Tax effect from change in tax rate			¥ 94,611
Additional net asset basis step-up		¥ 4,369